Summary of Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013
Cash FDIC Insured Amount	$ 250,000	$ 250,000
Cash in excess of FDIC limit	1,932,739	1,932,739
Weighted average useful life		8 years 6 months
Amortization of intangible assets	$ 133,785	$ 133,785
UsefulLife Low [Member]
Weighted average useful life		6 months
UsefulLife High[Member]
Weighted average useful life		12 years